Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.8%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.75%,
04/20/33 ................. USD 250 $ 249,877
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 7.45%, 10/27/34 ....... 250 249,203
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.91%, 07/20/34 ............ 250 249,825
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.81%,
10/20/34 ................. 250 249,685
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR +
1.45%), 6.85%, 10/15/30 ....... 212 212,633
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3-
mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.59%, 01/22/28 177 176,323
Series 2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 0.00%, 01/22/37 ... 250 250,000
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(3-mo. CME Term SOFR at 2.60%
Floor + 2.86%), 8.26%, 01/19/33 . 250 252,202
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.81%, 01/15/35 ............ 250 250,189
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.43%,
07/20/34 ................. 250 249,653
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%),
6.87%, 08/16/34 ............ 250 248,613
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.89%,
10/25/34 ................. 250 245,409
2,883,612
Ireland — 0.3%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR +
1.36%), 6.72%, 07/25/51
(a) (b)
.... 133 131,366
United States — 5.5%
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL1,
Class A, (1-mo. CME Term SOFR
at 0.97% Floor + 1.08%), 6.45%,
12/15/35
(a) (b)
............... 85 84,045
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 6.90%, 07/15/36
(a) (b)
.... 250 250,053
Security
Par (000)
Par (000) Value
United States (continued)
GITSIT Mortgage Loan Trust, Series
2023-NPL1, Class A1, 8.35%,
05/25/53
(a) (c)
............... USD 48 $ 47,947
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
481 419,940
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 213 155,507
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 99,151
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 5.83%, 03/25/46
(b)
..... 127 101,005
Mariner Finance Issuance Trust,
Series 2019-AA, Class B, 3.51%,
07/20/32
(a)
................ 24 24,426
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.42%, 10/19/38
(a) (b)
100 99,555
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43
(a)
.. 19 18,241
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 1.70% Floor +
1.81%), 7.18%, 11/15/30
(a) (b)
.... 77 76,972
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 205 202,028
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 496 429,842
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.73%, 10/25/39
(a) (b)
48 48,346
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 100 98,219
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 74 72,256
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 100 95,783
2,323,316
Total Asset-Backed Securities — 12.6%
(Cost: $ 5,471,211 ) .............................. 5,338,294
Corporate Bonds
Belgium — 0.2%
KBC Group NV, (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 102,818
China — 0.1%
NXP BV, 5.55%
,
12/01/28 ........ USD 32 32,807
France — 1.5%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 98,822
4.13% , 09/18/30 ............ 200 231,697
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 101,783
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 117,035

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Engie SA, 1.75%
,
03/27/28 ....... EUR 100 $ 104,717
654,054
Germany — 1.2%
Commerzbank AG, (3-mo. EURIBOR +
1.95%), 5.25%
,
03/25/29
(b) (d)
.... 100 115,897
Deutsche Bank AG, 5.37%
,
09/09/27 USD 150 152,110
E.ON SE, 1.00%
,
10/07/25
(d)
...... EUR 100 106,466
Sartorius Finance BV, 4.50%
,
09/14/32
(d)
................ 100 114,987
489,460
Italy — 0.3%
Iren SpA, 1.95%
,
09/19/25
(d)
...... 100 107,835
Spain — 0.2%
CaixaBank SA, (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26
(b) (d)
.... 100 103,835
Switzerland — 1.9%
Credit Suisse AG
4.75% , 08/09/24 ............ USD 250 248,452
0.45% , 05/19/25
(d)
........... EUR 100 105,819
5.00% , 07/09/27 ............ USD 250 250,053
UBS AG, 0.01%
,
06/29/26
(d)
....... EUR 200 204,317
808,641
United Kingdom — 0.5%
National Grid plc, 0.25%
,
09/01/28
(d)
. 100 96,317
RELX Capital, Inc., 4.00%
,
03/18/29 . USD 14 13,762
SSE plc, 0.88%
,
09/06/25
(d)
....... EUR 100 105,994
216,073
United States — 25.4%
AbbVie, Inc.
4.55% , 03/15/35 ............ USD 73 71,588
4.50% , 05/14/35 ............ 35 34,231
4.70% , 05/14/45 ............ 22 20,935
4.88% , 11/14/48 ............ 19 18,522
AEP Texas, Inc.
3.95% , 06/01/28 ............ 64 61,577
4.70% , 05/15/32 ............ 41 40,040
5.25% , 05/15/52 ............ 52 50,223
Agilent Technologies, Inc., 3.05%
,
09/22/26 ................. 26 24,837
American Tower Corp.
5.00% , 02/15/24 ............ 12 11,985
3.55% , 07/15/27 ............ 78 74,796
3.80% , 08/15/29 ............ 196 186,070
2.70% , 04/15/31 ............ 44 37,783
American Transmission Systems, Inc.,
2.65%
,
01/15/32
(a)
........... 64 54,146
Amgen, Inc.
4.05% , 08/18/29 ............ 171 167,409
4.40% , 02/22/62 ............ 30 25,327
5.75% , 03/02/63 ............ 68 71,342
Aon Corp., 3.75%
,
05/02/29 ....... 25 23,914
AT&T, Inc.
2.75% , 06/01/31 ............ 33 28,930
2.25% , 02/01/32 ............ 45 37,212
5.40% , 02/15/34 ............ 41 42,284
5.25% , 03/01/37 ............ 13 13,052
4.75% , 05/15/46 ............ 43 38,866
4.50% , 03/09/48 ............ 51 44,488
3.50% , 09/15/53 ............ 20 14,514
3.65% , 09/15/59 ............ 80 57,336
Security
Par (000)
Par (000) Value
United States (continued)
Atmos Energy Corp.
2.85% , 02/15/52 ............ USD 10 $ 6,772
6.20% , 11/15/53 ............ 4 4,689
Autodesk, Inc.
3.50% , 06/15/27 ............ 4 3,883
2.85% , 01/15/30 ............ 12 10,816
Baltimore Gas & Electric Co., 3.50%
,
08/15/46 ................. 74 56,585
Bank of America Corp.
(b)
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 217 224,003
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 38 32,631
(1-day SOFR + 1.84%), 5.87% ,
09/15/34 ............... 101 105,724
Berry Global, Inc., 1.57%
,
01/15/26 .. 251 233,178
Booz Allen Hamilton, Inc., 5.95%
,
08/04/33 ................. 18 19,015
Broadcom, Inc.
4.30% , 11/15/32 ............ 17 16,309
3.42% , 04/15/33
(a)
........... 61 53,577
3.14% , 11/15/35
(a)
........... 39 32,018
4.93% , 05/15/37
(a)
........... 39 37,742
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 15,707
3.30% , 09/15/51 ............ 33 25,068
5.20% , 04/15/54 ............ 15 15,611
Cameron LNG LLC, 3.30%
,
01/15/35
(a)
194 165,185
CenterPoint Energy Houston Electric
LLC
Series AE, 2.35% , 04/01/31 .... 10 8,563
Series AF, 3.35% , 04/01/51 .... 15 11,390
Series AJ, 4.85% , 10/01/52 .... 25 24,339
Charter Communications Operating
LLC
5.13% , 07/01/49 ............ 8 6,497
4.80% , 03/01/50 ............ 108 83,600
3.90% , 06/01/52 ............ 46 30,930
4.40% , 12/01/61 ............ 15 10,365
3.95% , 06/30/62 ............ 21 13,211
Citigroup, Inc.
(b)
(3-mo. CME Term SOFR + 1.82%),
3.89% , 01/10/28 .......... 31 29,977
(1-day SOFR + 1.89%), 4.66% ,
05/24/28 ............... 15 14,880
(3-mo. CME Term SOFR + 1.41%),
3.52% , 10/27/28 .......... 29 27,427
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 87 85,179
(1-day SOFR + 2.34%), 6.27% ,
11/17/33 ............... 40 42,800
Comcast Corp.
1.50% , 02/15/31 ............ 31 25,406
4.65% , 02/15/33 ............ 38 38,229
3.75% , 04/01/40 ............ 12 10,322
2.94% , 11/01/56 ............ 53 34,859
Commonwealth Edison Co.
4.00% , 03/01/48 ............ 18 15,247
Series 133, 3.85% , 03/15/52 .... 24 19,397
5.30% , 02/01/53 ............ 34 34,523
Crown Castle, Inc., 2.10%
,
04/01/31 . 41 33,393
CSX Corp.
4.50% , 11/15/52 ............ 26 24,128
4.25% , 11/01/66 ............ 10 8,516

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CVS Health Corp.
4.78% , 03/25/38 ............ USD 21 $ 19,895
5.05% , 03/25/48 ............ 27 25,253
6.00% , 06/01/63 ............ 5 5,302
Dell International LLC
6.02% , 06/15/26 ............ 119 121,810
4.90% , 10/01/26 ............ 78 78,124
Edison International
5.75% , 06/15/27 ............ 30 30,633
5.25% , 11/15/28 ............ 32 32,197
6.95% , 11/15/29 ............ 65 70,539
Elevance Health, Inc., 6.10%
,
10/15/52 23 26,073
Equinix, Inc.
3.20% , 11/18/29 ............ 99 90,925
2.15% , 07/15/30 ............ 11 9,319
Eversource Energy, 5.45%
,
03/01/28 31 31,862
Extra Space Storage LP, 5.50%
,
07/01/30 ................. 10 10,226
FactSet Research Systems, Inc.,
3.45%
,
03/01/32 ............ 65 58,209
FirstEnergy Transmission LLC, 4.55%
,
04/01/49
(a)
................ 36 31,110
General Motors Financial Co., Inc.,
5.10%
,
01/17/24 ............ 199 198,926
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 77 64,516
4.60% , 09/01/35 ............ 17 16,815
2.60% , 10/01/40 ............ 40 29,457
4.80% , 04/01/44 ............ 49 47,236
Global Payments, Inc., 5.30%
,
08/15/29 ................. 28 28,183
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 0.91%), 1.95% ,
10/21/27 ............... 18 16,467
(1-day SOFR + 1.85%), 3.62% ,
03/15/28 ............... 138 132,361
(3-mo. CME Term SOFR + 1.77%),
3.69% , 06/05/28 .......... 30 28,663
(1-day SOFR + 1.73%), 4.48% ,
08/23/28 ............... 25 24,558
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29 .......... 103 97,785
(1-day SOFR + 1.77%), 6.48% ,
10/24/29 ............... 14 14,855
(1-day SOFR + 1.26%), 2.65% ,
10/21/32 ............... 108 89,998
(1-day SOFR + 1.95%), 6.56% ,
10/24/34 ............... 78 85,715
Hartford Financial Services Group, Inc.
(The), 2.90%
,
09/15/51 ........ 7 4,667
HCA, Inc.
5.38% , 09/01/26 ............ 61 61,280
3.50% , 09/01/30 ............ 189 171,333
5.50% , 06/15/47 ............ 12 11,553
Hewlett Packard Enterprise Co., 5.90%
,
10/01/24 ................. 132 132,309
Intel Corp.
5.70% , 02/10/53 ............ 9 9,730
5.90% , 02/10/63 ............ 5 5,573
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 45 46,292
(1-day SOFR + 1.02%), 2.07% ,
06/01/29 ............... 33 29,260
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... USD 29 $ 28,180
(1-day SOFR + 1.57%), 6.09% ,
10/23/29 ............... 14 14,720
(1-day SOFR + 1.75%), 4.57% ,
06/14/30 ............... 27 26,421
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 10 8,458
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... 136 147,422
KLA Corp.
3.30% , 03/01/50 ............ 33 25,188
5.25% , 07/15/62 ............ 8 8,344
Lowe's Cos., Inc.
2.63% , 04/01/31 ............ 37 32,376
5.50% , 10/15/35 ............ 8 8,370
2.80% , 09/15/41 ............ 71 51,864
Marsh & McLennan Cos., Inc., 5.45%
,
03/15/53 ................. 11 11,499
Meta Platforms, Inc., 5.75%
,
05/15/63 27 29,550
MidAmerican Energy Co., 5.85%
,
09/15/54 ................. 13 14,382
Moody's Corp., 3.25%
,
01/15/28 .... 32 30,536
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 40 36,855
(1-day SOFR + 0.86%), 1.51% ,
07/20/27 ............... 273 249,360
(1-day SOFR + 2.24%), 6.30% ,
10/18/28 ............... 21 21,998
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 228 232,321
(1-day SOFR + 1.83%), 6.41% ,
11/01/29 ............... 159 168,506
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 66 57,696
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 55 50,667
(1-day SOFR + 1.88%), 5.42% ,
07/21/34 ............... 42 42,625
(1-day SOFR + 2.05%), 6.63% ,
11/01/34 ............... 85 94,100
Motorola Solutions, Inc.
2.75% , 05/24/31 ............ 92 78,632
5.60% , 06/01/32 ............ 69 71,181
5.50% , 09/01/44 ............ 31 30,791
MSCI, Inc.
(a)
4.00% , 11/15/29 ............ 180 169,178
3.63% , 11/01/31 ............ 17 14,962
3.25% , 08/15/33 ............ 17 14,209
Nasdaq, Inc.
5.55% , 02/15/34 ............ 29 30,127
6.10% , 06/28/63 ............ 20 21,591
National Grid North America, Inc.,
4.67%
,
09/12/33
(d)
........... EUR 100 117,809
Newmont Corp., 2.80%
,
10/01/29 ... USD 60 54,744
NNN REIT, Inc.
3.50% , 04/15/51 ............ 6 4,334
3.00% , 04/15/52 ............ 7 4,562
Norfolk Southern Corp.
3.00% , 03/15/32 ............ 43 38,233
3.94% , 11/01/47 ............ 27 22,522
3.05% , 05/15/50 ............ 16 11,380
4.55% , 06/01/53 ............ 9 8,218
5.35% , 08/01/54 ............ 4 4,157

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Northern States Power Co.
2.60% , 06/01/51 ............ USD 37 $ 24,201
4.50% , 06/01/52 ............ 67 61,583
Ohio Power Co.
Series P, 2.60% , 04/01/30 ..... 5 4,379
Series Q, 1.63% , 01/15/31 ..... 58 47,073
5.00% , 06/01/33 ............ 35 35,199
Series R, 2.90% , 10/01/51 ..... 61 41,309
Omnicom Group, Inc.
3.60% , 04/15/26 ............ 82 79,912
2.60% , 08/01/31 ............ 5 4,297
Oracle Corp.
3.60% , 04/01/40 ............ 120 95,689
4.00% , 07/15/46 ............ 51 40,879
4.00% , 11/15/47 ............ 4 3,168
3.60% , 04/01/50 ............ 8 5,926
5.55% , 02/06/53 ............ 9 9,002
Otis Worldwide Corp., 5.25%
,
08/16/28 51 52,416
Owens Corning, 3.95%
,
08/15/29 ... 89 84,762
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 38,439
3.50% , 08/01/50 ............ 110 75,941
PECO Energy Co.
3.90% , 03/01/48 ............ 34 28,505
2.85% , 09/15/51 ............ 29 19,498
4.60% , 05/15/52 ............ 26 24,389
4.38% , 08/15/52 ............ 10 8,994
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 72 72,161
5.30% , 05/19/53 ............ 97 99,026
Piedmont Natural Gas Co., Inc., 2.50%
,
03/15/31 ................. 11 9,392
Public Service Co. of New Hampshire,
5.15%
,
01/15/53 ............ 32 32,390
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ 9 8,714
3.60% , 12/01/47 ............ 6 4,818
2.05% , 08/01/50 ............ 48 27,797
Realty Income Corp., 3.10%
,
12/15/29 5 4,583
Republic Services, Inc.
3.95% , 05/15/28 ............ 52 50,971
5.00% , 04/01/34 ............ 15 15,360
RPM International, Inc., 2.95%
,
01/15/32 ................. 25 21,068
Ryder System, Inc.
4.30% , 06/15/27 ............ 40 39,084
5.65% , 03/01/28 ............ 9 9,270
S&P Global, Inc.
2.90% , 03/01/32 ............ 100 89,258
5.25% , 09/15/33
(a)
........... 4 4,185
San Diego Gas & Electric Co., 5.35%
,
04/01/53 ................. 46 46,538
Southern California Edison Co.
5.65% , 10/01/28 ............ 10 10,423
Series A, 4.20% , 03/01/29 ..... 42 41,165
2.85% , 08/01/29 ............ 52 47,387
2.25% , 06/01/30 ............ 58 49,774
5.95% , 11/01/32 ............ 67 71,980
5.88% , 12/01/53 ............ 15 16,126
Sprint LLC
7.13% , 06/15/24 ............ 96 96,416
7.63% , 02/15/25 ............ 561 570,810
7.63% , 03/01/26 ............ 133 138,948
Tapestry, Inc., 7.85%
,
11/27/33 ..... 10 10,669
Security
Par (000)
Par (000) Value
United States (continued)
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 ............ USD 52 $ 53,661
5.09% , 08/10/33 ............ 27 28,142
T-Mobile USA, Inc., 4.75%
,
02/01/28 . 270 269,020
Transcontinental Gas Pipe Line Co.
LLC
4.60% , 03/15/48 ............ 42 37,818
3.95% , 05/15/50 ............ 38 30,662
Union Electric Co., 2.63%
,
03/15/51 . 15 9,535
Union Pacific Corp.
3.55% , 05/20/61 ............ 40 30,041
2.97% , 09/16/62 ............ 29 19,505
UnitedHealth Group, Inc.
4.25% , 06/15/48 ............ 7 6,254
2.90% , 05/15/50 ............ 28 19,593
5.88% , 02/15/53 ............ 7 7,928
6.05% , 02/15/63 ............ 22 25,369
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 50 43,112
2.36% , 03/15/32 ............ 231 192,139
5.05% , 05/09/33 ............ 14 14,282
4.40% , 11/01/34 ............ 30 28,863
5.25% , 03/16/37 ............ 31 32,259
2.65% , 11/20/40 ............ 36 25,939
3.70% , 03/22/61 ............ 16 12,223
Waste Management, Inc.
4.15% , 04/15/32 ............ 39 38,076
4.63% , 02/15/33 ............ 16 16,050
Wells Fargo & Co.
(b)
(1-day SOFR + 1.74%), 5.57% ,
07/25/29 ............... 10 10,211
(1-day SOFR + 1.79%), 6.30% ,
10/23/29 ............... 105 110,662
(1-day SOFR + 2.02%), 5.39% ,
04/24/34 ............... 51 51,221
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 90 91,630
(1-day SOFR + 2.06%), 6.49% ,
10/23/34 ............... 116 126,195
10,724,439
Total Corporate Bonds — 31.3%
(Cost: $ 13,260,680 ) .............................. 13,239,962
Foreign Agency Obligations
France — 0.3%
Electricite de France SA, 3.75%
,
06/05/27
(d)
................ EUR 100 112,547
Italy — 0.2%
ACEA SpA, 4.05%
,
09/28/25
(d)
..... 100 103,997
Supranational — 0.4%
European Union, 2.50%
,
10/04/52
(d)
. 170 166,574
Total Foreign Agency Obligations — 0.9%
(Cost: $ 354,717 ) ................................ 383,118
Foreign Government Obligations
Mexico — 0.8%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 57,495
8.50% , 05/31/29 ............ 20 115,409

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico (continued)
2.66% , 05/24/31 ............ USD 200 $ 168,688
341,592
Panama — 0.4%
Republic of Panama, 3.88%
,
03/17/28 200 184,375
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 .. 35 26,479
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 25 25,055
Total Foreign Government Obligations — 1.4%
(Cost: $ 644,265 ) ................................ 577,501
Municipal Bonds
California - 0 .4%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 25,323
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,878
Los Angeles Unified School
District , Series 2010RY , GO ,
6.76% , 07/01/34 ............ 20 22,621
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 67,296
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 13,967
135,085
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 40 39,555
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 10,004
New York - 0 .1%
Metropolitan Transportation Authority
Series 2009A-1 , RB ,
5.87% , 11/15/39 .......... 10 10,261
Series 2010A , RB , 6.67% , 11/15/39 10 11,009
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,640
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 14,949
41,859
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 13,477
Texas - 0 .0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 10,866
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 16,137
27,003
Total Municipal Bonds — 0.6%
(Cost: $ 325,231 ) ................................ 266,983
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.89%, 07/25/46 USD 16 $ 13,306
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 5.93%, 11/25/36 189 152,885
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. CME
Term SOFR at 0.34% Floor and
11.50% Cap + 0.45%), 5.81%,
08/25/36
(b)
................ 104 100,959
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.42%, 10/25/37
(b)
........ 130 79,109
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 100,666
446,925
Commercial Mortgage-Backed Securities — 4 .1%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.58%,
12/15/34
(a) (b)
............... 125 115,893
United States — 3.8%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 239,406
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 73,379
BBCMS Mortgage Trust, Series 2023-
C22, Class A5, 6.80%, 11/15/56
(b)
. 35 39,777
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
6.23%, 04/15/36
(a) (b)
.......... 30 29,417
Benchmark Mortgage Trust, Series
2021-B29, Class A5, 2.39%,
09/15/54 ................. 30 24,850
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.41%, 10/15/37 ... 113 112,415
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.37%, 02/15/39 ... 49 47,720
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.85%, 04/15/37
(a) (b)
46 46,033
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(a) (b)
............... 25 19,466
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. CME Term SOFR
at 0.98% Floor + 1.03%), 6.39%,
05/15/36
(a) (b)
............... 60 59,852
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a) (b)
........ 250 185,594

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.18%, 04/15/38 ... USD 250 $ 246,222
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 80 46,800
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a) (b)
40 27,625
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 465 337,125
Wells Fargo Commercial Mortgage
Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ............... 20 19,169
Series 2021-C60, Class A4, 2.34%,
08/15/54 ............... 80 66,327
1,621,177
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56
(b)
.... 200 10,165
Total Non-Agency Mortgage-Backed Securities — 5.2%
(Cost: $ 2,434,958 ) .............................. 2,194,160
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes , Series 2018-
W5FX , Class CFX , (1-mo. LIBOR
USD + 0.00%), 3.66% , 04/25/28
(a) (b)
50 42,849
Interest Only Collateralized Mortgage Obligations — 0.5%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 ,
3.00% , 10/15/52 ........ 251 41,395
Series 5161 , Class LI ,
3.00% , 11/25/51 ........ 73 9,355
Federal National Mortgage Association
Series 2021-3 , Class MI ,
3.50% , 02/25/51 ........ 51 8,880
Series 2021-31 , Class IB ,
4.00% , 06/25/51 ........ 57 11,141
Series 2023-39 , 3.00% , 10/25/52 97 15,645
Series 428 , Class C16 ,
3.00% , 03/25/50 ........ 93 15,874
Series 437 , Class C11 ,
3.00% , 07/25/52 ........ 97 15,843
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 70 10,631
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 74 10,873
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 63 9,515
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 153 23,519
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 81 12,115
184,786
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 51.5%
Federal National Mortgage Association ,
3.00% , 12/01/50 ............ USD 637 $ 575,681
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 105 89,181
2.50% , 10/20/51 - 12/20/51 ... 89 77,738
3.00% , 03/20/52 .......... 278 251,869
3.50% , 03/20/52 .......... 60 55,663
4.00% , 03/20/52 .......... 16 15,266
2.00% , 01/15/54
(e)
......... 479 405,268
2.50% , 01/15/54
(e)
......... 482 421,601
3.00% , 01/15/54
(e)
......... 142 128,283
3.50% , 01/15/54
(e)
......... 271 252,089
4.00% , 01/15/54
(e)
......... 223 212,419
4.50% , 01/15/54
(e)
......... 161 157,126
5.00% , 01/15/54
(e)
......... 156 154,903
5.50% , 01/15/54
(e)
......... 1,768 1,781,163
6.00% , 01/15/54
(e)
......... 273 277,575
6.50% , 01/15/54
(e)
......... 57 58,347
Uniform Mortgage-Backed Securities
1.50% , 01/25/39 - 01/25/54
(e)
.. 683 562,306
2.00% , 01/25/39
(e)
......... 486 435,653
2.50% , 01/25/39
(e)
......... 221 203,579
3.00% , 01/25/39 - 01/25/54
(e)
.. 680 608,565
3.50% , 01/25/39 - 01/25/54
(e)
.. 935 860,252
4.50% , 01/25/39 - 01/25/54
(e)
.. 980 950,682
4.00% , 12/01/44 - 06/01/52 ... 2,137 2,045,611
4.50% , 06/01/50 .......... 201 197,509
2.00% , 10/01/51 - 11/01/51 ... 2,667 2,184,141
2.50% , 11/01/51 - 12/01/51 ... 2,918 2,491,186
3.00% , 11/01/51 .......... 248 223,168
3.50% , 11/01/51 .......... 918 864,161
5.50% , 09/01/53 .......... 295 296,044
6.00% , 09/01/53 .......... 291 295,494
6.50% , 10/01/53 .......... 55 56,901
5.00% , 01/25/54
(e)
......... 1,298 1,284,392
5.50% , 01/25/54
(e)
......... 873 876,683
6.00% , 01/25/54
(e)
......... 1,048 1,063,636
6.50% , 01/25/54
(e)
......... 41 42,014
7.00% , 01/25/54 - 02/25/54
(e)
.. 1,288 1,328,315
21,784,464
Total U.S. Government Sponsored Agency Securities
—
52 .1%
(Cost: $ 22,800,498 ) .............................. 22,012,099
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 ............ 152 161,270
1.13% , 05/15/40 - 08/15/40 ..... 300 192,410
4.38% , 05/15/40 - 05/15/41 ..... 102 105,405
1.38% , 11/15/40 ............ 150 99,521
4.25% , 11/15/40 ............ 130 132,509
4.75% , 02/15/41 ............ 146 157,305
1.75% , 08/15/41 ............ 150 104,320
4.00% , 11/15/42 - 11/15/52 ..... 162 158,695
3.88% , 02/15/43 ............ 195 185,920
3.63% , 08/15/43 - 05/15/53 ..... 170 156,267
3.75% , 11/15/43 ............ 85 79,435
2.75% , 11/15/47 ............ 218 169,682
3.00% , 02/15/48 - 08/15/52 ..... 605 492,878
2.25% , 08/15/49 ............ 52 36,307
2.38% , 05/15/51 ............ 117 83,633
2.00% , 08/15/51 ............ 46 29,712
1.88% , 11/15/51 ............ 88 55,506

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.88% , 05/15/52 ............ USD 91 $ 72,452
U.S. Treasury Inflation Linked Notes ,
1.38% , 07/15/33 ............ 476 461,572
U.S. Treasury Notes
4.38% , 10/31/24 - 11/30/30 ..... 50 50,325
0.75% , 11/15/24 ............ 31 29,916
1.50% , 02/15/25 - 01/31/27 ..... 175 168,698
3.88% , 03/31/25 - 08/15/33 ..... 602 600,476
2.63% , 04/15/25 ............ 152 148,667
0.38% , 04/30/25 - 09/30/27 ..... 383 357,180
4.25% , 05/31/25 ............ 19 18,930
2.88% , 06/15/25 - 04/30/29 ..... 202 196,587
0.25% , 06/30/25 - 07/31/25 ..... 240 224,979
3.50% , 09/15/25 - 02/15/33 ..... 325 317,799
5.00% , 10/31/25 ............ 68 68,776
4.88% , 11/30/25 - 10/31/30 ..... 198 208,376
4.00% , 12/15/25 - 02/28/30 ..... 252 252,031
0.50% , 02/28/26 - 08/31/27 ..... 683 612,833
0.88% , 06/30/26 - 09/30/26 ..... 237 218,742
0.63% , 07/31/26 ............ 52 47,631
1.13% , 10/31/26 ............ 42 38,756
1.63% , 11/30/26 - 05/15/31 ..... 254 225,865
1.88% , 02/28/27 - 02/28/29 ..... 159 148,957
2.75% , 04/30/27 - 08/15/32 ..... 475 441,861
4.13% , 09/30/27 - 11/15/32 ..... 70 70,931
1.25% , 03/31/28 - 08/15/31 ..... 321 267,000
1.75% , 01/31/29 ............ 8 7,216
4.63% , 09/30/30 ............ 7 7,297
3.38% , 05/15/33 ............ 185 177,542
4.50% , 11/15/33 ............ 187 196,321
Total U.S. Treasury Obligations — 19.0%
(Cost: $ 8,358,579 ) .............................. 8,038,491
Total Long-Term Investments — 123 .1%
(Cost: $ 53,650,139 ) .............................. 52,050,608
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.26%
(f) (g)
.... 2,373,995 $ 2,373,995
Total Short-Term Securities — 5 .6%
(Cost: $ 2,373,995 ) .............................. 2,373,995
Total Options Purchased — 0 .1%
(Cost: $ 41,423 ) ................................ 52,115
Total Investments Before Options Written and TBA Sale
Commitments — 128.8%
(Cost: $ 56,065,557 ) .............................. 54,476,718
Total Options Written — ( 0 .4 ) %
(Premiums Received — $ (165,188) ) .................. (181,578)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Government National Mortgage
Association
2.00% , 01/15/54 ............ USD (27) (22,858)
6.00% , 01/15/54 ............ (170) (172,849)
Uniform Mortgage-Backed Securities
1.50% , 01/25/39 ............ (26) (22,591)
2.00% , 01/25/54 ............ (230) (187,953)
2.50% , 01/25/54 ............ (1,094) (930,669)
3.00% , 01/25/54 ............ (370) (327,262)
3.50% , 01/25/54 ............ (153) (140,354)
4.00% , 01/25/54 ............ (1,483) (1,402,819)
5.00% , 01/25/54 ............ (1,383) (1,368,198)
5.50% , 01/25/54 ............ (998) (1,001,809)
6.00% , 01/25/54 ............ (1,109) (1,125,570)
6.50% , 01/25/54 ............ (907) (929,837)
7.00% , 01/25/54 ............ (100) (103,144)
Total TBA Sale Commitments — ( 18 .3 ) %
(Proceeds: $ (7,618,128) ) .......................... (7,735,913)
Total Investments Net of Options Written and TBA Sale
Commitments — 110 .1%
(Cost: $ 48,282,241 ) .............................. 46,559,227
Liabilities in Excess of Other Assets — (10.1) % ........... (4,265,535)
Net Assets — 100.0% .............................. $ 42,293,692
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,232,587 $ 141,408
(a)
$ — $ — $ — $ 2,373,995 2,373,995 $ 21,569 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Australia 10-Year Bond ...................................................... 2 03/15/24 $ 159 $ 4,392
U.S. Treasury 10-Year Note ................................................... 4 03/19/24 452 248
U.S. Treasury Long Bond ..................................................... 7 03/19/24 875 13,850
U.S. Treasury Ultra Bond ..................................................... 6 03/19/24 802 63,610
U.S. Treasury 5-Year Note .................................................... 32 03/28/24 3,481 50,050
3-mo. SOFR ............................................................. 9 06/18/24 2,138 4,395
136,545
Short Contracts
Euro-Bobl ............................................................... 5 03/07/24 658 (9,669)
Euro-Bund .............................................................. 3 03/07/24 454 (10,499)
Euro-Buxl ............................................................... 1 03/07/24 156 (12,770)
Euro-Schatz ............................................................. 7 03/07/24 823 (5,725)
Canada 10-Year Bond ....................................................... 6 03/19/24 562 (26,631)
U.S. Treasury 10-Year Ultra Note ............................................... 6 03/19/24 708 (6,574)
U.S. Treasury 2-Year Note .................................................... 15 03/28/24 3,089 (4,347)
3-mo. SOFR ............................................................. 16 12/17/24 3,836 (16,742)
3-mo. SOFR ............................................................. 9 06/17/25 2,173 (10,454)
(103,411)
$ 33,134
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,510 EUR 5,000 HSBC Bank plc 03/20/24 $ (27)
USD 2,231,939 EUR 2,034,000 UBS AG 03/20/24 (20,494)
$ (20,521)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 45 03/15/24 USD 94.94 USD 11,250 $ 18,281
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.24% Semi-Annual Citibank NA 03/26/24 4 .24 % USD 794 $ 29,163
Put
10-Year Interest Rate Swap
(a)
2.83% Annual 6-mo. EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 03/12/24 2 .83 EUR 596 3,569

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 4.24% Semi-Annual 1-day SOFR Annual Citibank NA 03/26/24 4 .24 % USD 794 $ 1,102
4,671
$ 33,834
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 22 03/15/24 USD 96.50 USD 5,500 $ (18,563)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.96% Semi-Annual 1-day SOFR Annual Barclays Bank plc 03/14/24 3 .96 % USD 794 $ (19,961)
5-Year Interest Rate Swap
(a)
. 3.75% Annual 1-day SOFR Annual Citibank NA 06/12/24 3 .75 USD 1,985 (50,969)
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/14/24 3 .90 USD 553 (20,511)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 32 (3,307)
10-Year Interest Rate Swap
(a)
4.54% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .54 USD 31 (3,337)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3 .96 USD 32 (2,385)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 58 (4,376)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3 .97 USD 49 (3,602)
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 11/24/25 3 .90 USD 24 (1,708)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .84 USD 37 (2,468)
10-Year Interest Rate Swap
(a)
3.87% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .87 USD 24 (1,674)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 41 (3,052)
10-Year Interest Rate Swap
(a)
3.67% Annual 1-day SOFR Annual Deutsche Bank AG 12/05/25 3 .67 USD 24 (1,468)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Bank of America NA 12/11/25 3 .71 USD 61 (3,791)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 25 (1,180)
10-Year Interest Rate Swap
(a)
4.17% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 33 (2,923)
(126,712)
Put
10-Year Interest Rate Swap
(a)
6-mo. EURIBOR Semi-Annual 3.23% Annual
JPMorgan Chase
Bank NA 03/12/24 3 .23 EUR 596 (1,053)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.96% Semi-Annual Barclays Bank plc 03/14/24 3 .96 USD 794 (2,149)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.75% Annual Citibank NA 06/12/24 3 .75 USD 1,985 (14,863)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Semi-Annual Deutsche Bank AG 11/14/24 3 .90 USD 553 (4,879)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 32 (530)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.54% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .54 USD 31 (492)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3 .96 USD 32 (882)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 58 (1,509)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3 .97 USD 49 (1,317)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.90% Semi-Annual
Morgan Stanley & Co.
International plc 11/24/25 3 .90 USD 24 (698)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3 .84 % USD 37 $ (1,110)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.87% Semi-Annual Bank of America NA 11/28/25 3 .87 USD 24 (717)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 41 (1,139)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/05/25 3 .67 USD 24 (850)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Bank of America NA 12/11/25 3 .71 USD 61 (2,050)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 25 (1,075)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.17% Semi-Annual
JPMorgan Chase
Bank NA 09/28/26 4 .17 USD 33 (990)
(36,303)
$ (163,015)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 3.53% Annual N/A 11/08/25 EUR 360 $ 4,213 $ — $ 4,213
6-mo. EURIBOR Semi-Annual 3.54% Annual N/A 11/08/25 EUR 360 4,262 — 4,262
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 300 (10,265) — (10,265)
3.16% Annual 6-mo. EURIBOR Semi-Annual N/A 11/08/28 EUR 300 (10,382) — (10,382)
1-day SOFR Annual 3.33% Annual 06/17/24
(a)
06/17/29 USD 160 (71) — (71)
1-day SOFR Annual 3.36% Annual 06/17/24
(a)
06/17/29 USD 120 118 — 118
1-day SOFR Annual 3.41% Annual 06/17/24
(a)
06/17/29 USD 240 724 — 724
1-day SOFR Annual 3.42% Annual 06/17/24
(a)
06/17/29 USD 90 338 — 338
1-day SOFR Annual 3.44% Annual 06/17/24
(a)
06/17/29 USD 120 528 — 528
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 133 3,815 — 3,815
1-day
REPO_CORRA Semi-Annual 4.00% Semi-Annual N/A 09/21/33 CAD 35 1,979 — 1,979
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 81 5,539 — 5,539
6-mo. EURIBOR Semi-Annual 3.22% Annual N/A 11/08/33 EUR 81 5,602 — 5,602
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 59 (3,728) — (3,728)
3.72% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 09/21/53 CAD 15 (1,628) — (1,628)
$ 1,044 $ — $ 1,044
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 12/20/28 USD 17 $ (414) $ (319) $ (95)
$ – $ – $ –

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .06%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .86
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,338,294 $ — $ 5,338,294
Corporate Bonds ........................................ — 13,239,962 — 13,239,962
Foreign Agency Obligations ................................. — 383,118 — 383,118
Foreign Government Obligations .............................. — 577,501 — 577,501
Municipal Bonds ......................................... — 266,983 — 266,983
Non-Agency Mortgage-Backed Securities ........................ — 2,194,160 — 2,194,160
U.S. Government Sponsored Agency Securities .................... — 22,012,099 — 22,012,099
U.S. Treasury Obligations ................................... — 8,038,491 — 8,038,491
Short-Term Securities
Money Market Funds ...................................... 2,373,995 — — 2,373,995
Options Purchased
Interest rate contracts ...................................... 18,281 33,834 — 52,115
Liabilities
Investments
TBA Sale Commitments .................................... — (7,735,913) — (7,735,913)
$ 2,392,276 $ 44,348,529 $ — $ 46,740,805
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 136,545 $ 27,118 $ — $ 163,663
Liabilities
Credit contracts ........................................... — (95) — (95)
Foreign currency exchange contracts ............................ — (20,521) — (20,521)
Interest rate contracts ....................................... (121,974) (189,089) — (311,063)
$ 14,571 $ (182,587) $ — $ (168,016)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Sustainable Total Return Fund

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)